Provisions (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Changes in Group's Provisions
Changes in the Group’s provisions for the fiscal years ended December 31, 2019, 2018 and 2017 are as follows:

	Provision for lawsuits and contingencies		Provision for environmental liabilities		Provision for hydrocarbon wells abandonment obligations				Total
	Noncurrent	Current	Noncurrent	Current	Noncurrent		Current		Noncurrent	Current
Amount as of December 31, 2016	9,205	569	530	868	37,623		557		47,358	1,994

Increases charged to expenses	2,394	83	1,483	—	2,946		—		6,823	83
Decreases charged to income	(1,570)	(410)	(6)	—	8		2		(1,568)	(408)
Amounts incurred due to payments/utilization	(25)	(187)	—	(661)	—		(515)		(25)	(1,363)
Net exchange and translation differences	1,483	75	—	—	6,874		121		8,357	196
Reclassifications and other movements	180 (2)	558	(811)	811	(5,580	) (1)	571	(1)	(6,211)	1,940

Amount as of December 31, 2017	11,667	688	1,196	1,018	41,871		736		54,734	2,442

Increases charged to expenses	3,320	357	3,021	—	3,785		—		10,126	357
Decreases charged to income	(371)	(266)	—	—	(14,250)		—		(14,621)	(266)
Amounts incurred due to payments/utilization	(76)	(129)	—	(933)	—		(1,514)		(76)	(2,576)
Net exchange and translation differences	6,826	471	495	80	43,674		758		50,995	1,309
Increases due to business combination (3)	—	—	465	—	—		—		465	—
Result from net monetary position (4)	(204)	66	—	—	—		—		(204)	66
Reclassifications and other movements	73	(64)	(1,457)	1,457	(16,647	) (1)	1,804	(1)	(18,031)	3,197

Amount as of December 31, 2018	21,235	1,123	3,720	1,622	58,433		1,784		83,388	4,529

Increases charged to expenses	18,460 (5)	9	1,695	—	7,409		—		27,564	9
Decreases charged to income	(2,358)	(744)	(63)	—	(2,950)		—		(5,371)	(744)
Amounts incurred due to payments/utilization	(73)	(194)	—	(1,821)	—		(2,774)		(73)	(4,789)
Net exchange and translation differences	7,405	443	479	106	35,219		1,079		43,103	1,628
Result from net monetary position (4)	(92)	—	—	—	—		—		(92)	—
Reclassifications and other movements	(744)	648	(2,003)	2,003	(1,004	) (1)	2,176	(1)	(3,751)	4,827

Amount as of December 31, 2019	43,833	1,285	3,828	1,910	97,107		2,265		144,768	5,460

(1)
Includes 1,172
, (11,710)
and (4,913)
corresponding to the annual recalculation of abandonment of hydrocarbon wells cost for the years ended December 31, 2019, 2018 and 2017, respectively; (3,133)
and (96)
 corresponding to liabilities reclassified as Liabilities associated to assets held for disposal as of December 31, 2018 and 2017, respectively.

(2)	Includes (2,098) corresponding to resolutions for contractual claims that were reclassified to Other liabilities (see Note 15.a.2); and 2,932 of reclassifications of Other liabilities (see Note 31).
(3)	See Note 3.
(4)
Includes adjustment for inflation of opening balances of provisions in subsidiaries with the Peso as functional currency which was charged to other comprehensive income and the adjustment for inflation of the fiscal year, which was charged to results.

(5)
Includes 10,572
corresponding to the recognition
of the dispute relating to the tax deduction
of well abandonment costs for periods 2011-2017 plus the accrual of financial interest since March 31, 2019, date on which the Company decided to adhere to the payment facility plan.